Loan and lease operations - Schedule of Finance Lease Income (Details) - Restricted Investment Without Co-Obligation - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Loan operations and other credits		R$ 17
Written off operations (WO)	R$ 283	407
Total	250	424
Finance Expense On Net Investment In Finance Lease	(33)
Portfolio transferred
Disclosure of fair value measurement of assets [line items]
Loan operations and other credits	886	1,352
Written off operations (WO)	10,567	14,814
Total	R$ 11,453	R$ 16,166